UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10549

        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 19.1% (12.4% of Total Investments)
$ 1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$756,140
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	562,648
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	471,190
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
325	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB	272,054
	Series 2001, 6.000%, 10/01/31
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series	10/16 at 100.00	A3	314,613
	2006, 4.500%, 10/01/27 – RAAI Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A	347,681
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A	166,645
1,435	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AA	1,559,831
	2003, 5.250%, 8/01/17 – FGIC Insured
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	BBB+	133,411
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	BBB+	59,870
	RAAI Insured
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa3	1,025,357
	Higher Education, Series 2008AH, 5.000%, 6/15/33
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	235,034
	2006, 4.750%, 5/01/31
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA	559,126
	2007A, 5.000%, 5/01/37 – MBIA Insured
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AA	838,968
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	BBB	373,029
	Charter High School, Series 2006A, 5.250%, 1/01/27
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	BB	293,106
	Learning Partners, Series 2005A, 5.375%, 7/01/36
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	176,893
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,089,370
	Bucknell University, Series 2002A, 5.250%, 4/01/20

10,355	Total Education and Civic Organizations			9,234,966

	Health Care – 14.7% (9.5% of Total Investments)
625	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	399,581
	General Hospital, Series 2005A, 5.125%, 4/01/35
735	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB–	613,813
	2005, 6.000%, 11/15/16
2,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/09 at 100.50	AA–	1,905,840
	Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	A–	68,253
	2007, 5.000%, 11/01/37 – CIFG Insured
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	164,349
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AAA	644,895
	Health Network, Series 2008A, 5.000%, 7/01/33 – FSA Insured
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	1,047,273
	Series 2007, 5.000%, 11/01/37 – AGC Insured
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	107,050
	Series 2007, 5.125%, 1/01/37
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	69,533
	Series 2001A, 6.000%, 1/15/31
245	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System,	12/17 at 100.00	A	115,150
	Series 2007, 2.713%, 12/01/31 – AMBAC Insured
1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,473,795
	Project, Series 2002, 6.250%, 6/01/22
	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001:
25	6.150%, 1/01/21	1/12 at 100.00	BBB	22,968
600	6.250%, 1/01/32	1/12 at 100.00	BBB	477,042

8,170	Total Health Care			7,109,542

	Housing/Multifamily – 1.4% (0.9% of Total Investments)
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB–	599,016
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	78,235
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

920	Total Housing/Multifamily			677,251

	Housing/Single Family – 7.0% (4.5% of Total Investments)
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	412,750
	4.900%, 10/01/37 (Alternative Minimum Tax)
550	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	498,702
	4.950%, 10/01/26 (Alternative Minimum Tax)
800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	683,720
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	915,365
	4.600%, 10/01/27 (Alternative Minimum Tax)
480	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	397,262
	4.850%, 10/01/31 (Alternative Minimum Tax)
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C,	10/17 at 100.00	AA+	482,860
	5.450%, 10/01/38

3,930	Total Housing/Single Family			3,390,659

	Industrials – 6.6% (4.3% of Total Investments)
3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	A	3,199,320
	2002, 5.500%, 7/01/19 – AMBAC Insured

	Long-Term Care – 6.6% (4.3% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	169,035
400	5.750%, 1/01/37	1/17 at 100.00	N/R	233,616
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	192,591
	Ministries, Series 2007, 5.000%, 1/01/36
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A+	154,984
	Project, Series 2006, 5.000%, 11/01/36
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	148,892
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	506,498
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
1,260	5.250%, 6/01/14	6/09 at 100.00	BB+	1,101,782
50	5.125%, 6/01/18	6/09 at 100.00	BB+	37,794
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	Aa3	666,608
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured

4,185	Total Long-Term Care			3,211,800

	Materials – 4.0% (2.6% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	Baa3	351,304
	Steel Corporation, Series 2005, 5.500%, 11/01/16
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	199,478
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	963,060
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/09 at 102.00	N/R	398,235
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

2,430	Total Materials			1,912,077

	Tax Obligation/General – 22.1% (14.4% of Total Investments)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series	10/12 at 100.00	AA–	1,741,862
	2002A, 5.375%, 10/01/26 – FGIC Insured
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	Aa2	4,347,040
	Series 2002, 5.750%, 7/01/17
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation
	Refunding Bonds, Series 2002:
725	5.375%, 9/15/15 – FGIC Insured	9/12 at 100.00	AA–	797,899
1,000	5.375%, 9/15/16 – FGIC Insured	9/12 at 100.00	AA–	1,098,140
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA	343,759
	6/01/34 – FGIC Insured
950	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds,	7/15 at 100.00	AAA	922,830
	Series 2005, 5.000%, 7/15/35 – FSA Insured
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	260,321
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AA–	595,297
	0.000%, 1/15/32 – FGIC Insured
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	590,004
	MBIA Insured

12,125	Total Tax Obligation/General			10,697,152

	Tax Obligation/Limited – 24.6% (16.0% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	722,220
	Project, Series 2004, 5.600%, 7/01/23
2,000	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County	3/12 at 100.00	AA–	1,533,260
	Guaranteed, Woodland Place Project, Series 2002, 5.400%, 3/01/31 – FGIC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/11 at 100.00	Baa1	4,016,160
	5.000%, 9/01/22 – MBIA Insured
485	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	476,352
	5.000%, 12/01/32 – MBIA Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,396,824
	7/15/18 – FSA Insured (4)
	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood
	Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 – FGIC Insured	4/12 at 100.00	AA	1,037,870
1,750	5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	AA	1,766,048
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	674,080
	7/01/33 – MBIA Insured
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	123,206
	0.000%, 7/01/32 – FGIC Insured
250	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	142,175
	Increment Bonds, Series 2006A, 5.450%, 7/01/35

13,195	Total Tax Obligation/Limited			11,888,195

	Transportation – 5.2% (3.4% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	138,115
	Series 2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	763,670
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	680,231
	AMBAC Insured
180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	AA–	145,355
	5.000%, 9/15/33 – FGIC Insured
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa1	806,300
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)

2,980	Total Transportation			2,533,671

	U.S. Guaranteed – 30.6% (19.8% of Total Investments) (5)
2,000	Adams County, Pennsylvania, General Obligation Bonds, Series 2001, 5.500%, 11/15/26	5/11 at 100.00	N/R (5)	2,198,820
	(Pre-refunded 5/15/11) – FGIC Insured
100	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	116,093
	Allegheny Health System, Series 2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	N/R (5)	1,350,114
	Project, Series 2002A, 6.000%, 10/01/34 (Pre-refunded 10/01/12)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (5)	1,204,030
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21	11/12 at 57.97	Baa1 (5)	593,593
	(Pre-refunded 11/15/12) – MBIA Insured
2,945	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.500%, 7/15/33	7/11 at 101.00	A1 (5)	3,287,474
	(Pre-refunded 7/15/11) – AMBAC Insured
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	1,112,340
	2001B, 5.125%, 10/01/26 (Pre-refunded 10/01/11) – FSA Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	2,327,080
	5.250%, 8/01/20 (Pre-refunded 8/01/13) – FSA Insured
65	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	82,478
	MBIA Insured (ETM)
2,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	2,247,340
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (5)	268,133
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)

13,590	Total U.S. Guaranteed			14,787,495

	Utilities – 2.9% (1.9% of Total Investments)
315	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	Ba3	236,215
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	141,188
	5.000%, 9/01/26 – FSA Insured
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	A	1,004,920
	AMBAC Insured

1,700	Total Utilities			1,382,323

	Water and Sewer – 9.3% (6.0% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AA–	3,862,124
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – FGIC Insured
	(Alternative Minimum Tax)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	617,873
	2004, 5.000%, 7/15/22 – FSA Insured (4)

5,100	Total Water and Sewer			4,479,997

$ 81,680	Total Investments (cost $79,373,775) – 154.1%			74,504,448

	Other Assets Less Liabilities – 4.9%			2,331,561

	Preferred Shares, at Liquidation Value – (59.0)% (6)			(28,500,000)

	Net Assets Applicable to Common Shares – 100%			$48,336,009

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives entered into by the Fund during the period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 38.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$74,504,448	$ —	$74,504,448

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $79,333,972.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,595,506
Depreciation	(7,425,030)

Net unrealized appreciation (depreciation) of investments	$(4,829,524)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009